Summary of significant accounting policies	12 Months Ended
Jun. 30, 2025
Summary of significant accounting policies
Summary of significant accounting policies

3.        Summary of significant accounting policies

The significant accounting policies applied in the preparation of the consolidated financial statements have been included in the related explanatory notes and are consistent in all reporting years.

(a)    New accounting standards, interpretations and amendments adopted starting July 1, 2024:

The following new accounting standards, interpretations and amendments were adopted starting July 1, 2024:

•          Amendments to IFRS 16 (R2) – Lease Liability in a Sale and Leaseback;

•          Amendments to IAS 1 – Classification of Liabilities as Current or Noncurrent;

•          Amendments to IAS 7 and IFRS 7 – Supplier Finance Arrangements;

Additionally, the new standards and interpretations did not have a material effect on the consolidated financial statements.

(b)    New accounting standards, interpretations and amendments issued but not yet effective:

The Group has not early adopted any of these new standards and does not expect them to have a material impact on its financial statements in future periods.

New and amended standards and interpretations issued but not yet effective as of the date of issuance of the Group’s consolidated financial statements are as follows:

•          Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial Instruments;

•          IFRS 18 – Presentation and Disclosure in Financial Statements;

•          IFRS 19 – Subsidiaries without Public Accountability: Disclosures;

•          Amendments to IAS 21 – The Effects of Changes in Foreign Exchange Rates;

•          IFRS S1 – General Requirements for Disclosure of Sustainability-related Financial Information;

•          IFRS S2 – Climate-related Disclosures.

The Group intends to adopt these new standards, amendments and interpretations, if applicable, when they become effective; and does not expect them to have a material impact on its financial statements.

(c)    Foreign currency

(i) Functional currency and presentation

The consolidated financial statements are presented in Brazilian reais (“R$”), which is the Group’s functional currency.

The Group determines the functional currency of each of the consolidated entities. Items included in the financial statements of each entity are measured using that functional currency. The functional currency for the majority of the Group’s entities is the Brazilian real (Brazil Ag Retail and Crop Care), except for the companies in Colombia, whose functional currency is the Colombian peso (COP$).

For consolidation, the operations in Colombia are translated into Brazilian reais, as follows:

(i)      Assets and liabilities are translated into Reais at the closing exchange as of the reporting date;

(ii)    Profit or loss items are translated at the average monthly exchange rate; and

(iii)   Exchange differences arising on translation are recognized in other comprehensive income.

On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is reclassified to profit or loss. Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising from the acquisition are treated as assets and liabilities of the foreign operation and translated at the spot rate of exchange as of the reporting date.

(ii) Transactions and balances

Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange as of the reporting date. Differences arising on settlement or translation of monetary items are recognized in the statements of profit or loss.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. The gain or loss arising on translation of non-monetary items measured at fair value is treated in line with the recognition of the gain or loss on the change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in other comprehensive income or profit or loss are also recognized in other comprehensive income or profit or loss, respectively).

(d)    Current versus non-current classification

The Group presents assets and liabilities in the statements of financial position based on current/non-current classification. An asset is current when it is:

•      Expected to be realized or intended to be sold or consumed in the normal operating cycle;

•      Held primarily for the purpose of trading;

•      Expected to be realized within twelve months after the reporting period; or

•      Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when:

•      It is expected to be settled in the normal operating cycle;

•      It is held primarily for the purpose of trading;

•      It is due to be settled within twelve months after the reporting period; or

•      There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

The terms of the liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.

The Group classifies all other liabilities as non-current. Deferred tax assets and liabilities are classified as non-current assets and liabilities.